Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

($ millions)	2017	2016
Development and production assets	25,881.1	24,846.9
Corporate assets	106.4	102.4
Property, plant and equipment at cost	25,987.5	24,949.3
Accumulated depletion, depreciation and impairment	(11,925.1)	(10,774.4)
Net carrying amount	14,062.4	14,174.9

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	24,846.9	23,677.4
Accumulated depletion and impairment, beginning of year	(10,735.5)	(8,795.5)
Net carrying amount, beginning of year	14,111.4	14,881.9

Net carrying amount, beginning of year	14,111.4	14,881.9
Acquisitions through business combinations, net	220.2	218.2
Additions	1,211.8	909.5
Dispositions, net	(332.7)	(56.4)
Transfers from exploration and evaluation assets	541.4	238.3
Reclassified as assets held for sale	(26.4)	—
Depletion	(1,394.4)	(1,427.0)
Impairment	(203.6)	(611.4)
Foreign exchange	(123.7)	(41.7)
Net carrying amount, end of year	14,004.0	14,111.4

Cost, end of year	25,881.1	24,846.9
Accumulated depletion and impairment, end of year	(11,877.1)	(10,735.5)
Net carrying amount, end of year	14,004.0	14,111.4

Corporate assets
Cost, beginning of year	102.4	101.5
Accumulated depreciation, beginning of year	(38.9)	(29.7)
Net carrying amount, beginning of year	63.5	71.8

Net carrying amount, beginning of year	63.5	71.8
Additions	4.2	0.9
Depreciation	(9.1)	(9.2)
Foreign exchange	(0.2)	—
Net carrying amount, end of year	58.4	63.5

Cost, end of year	106.4	102.4
Accumulated depreciation, end of year	(48.0)	(38.9)
Net carrying amount, end of year	58.4	63.5

At December 31, 2017, future development costs of $7.00 billion (December 31, 2016 - $6.75 billion) were included in costs subject to depletion.
Direct general and administrative costs capitalized by the Company during the year ended December 31, 2017 were $50.4 million (year ended December 31, 2016 - $47.9 million), including $12.0 million of share-based compensation costs (year ended December 31, 2016 - $14.3 million).
At December 31, 2017, the Company classified certain non-operated assets in Saskatchewan as held for sale. Immediately prior to classifying the assets as held for sale, the Company conducted a review of the assets' recoverable amounts based on expected consideration to be received and transferred these assets at their carrying amount, with no impairment or recovery recognized.
Impairment test of property, plant and equipment
For the purposes of determining whether impairment of assets has occurred, and the extent of any impairment or its reversal, management exercises their judgment in estimating future cash flows for the recoverable amount, being the higher of fair value less costs of disposal and value in use. These key judgments include estimates about recoverable reserves, forecast benchmark commodity prices, royalties, operating costs, capital costs and discount rates. The fair value less costs of disposal and value in use estimates are categorized as Level 3 according to the IFRS 13 fair value hierarchy.
2017 Impairment and recovery
For the year ended December 31, 2017, the significant decrease in near-term forecast benchmark commodity prices as compared to December 31, 2016 and the value of the Company's market capitalization as compared to net asset value were indicators of impairment. In addition, the significant changes to U.S. tax legislation in December 2017 including, among other things, a significant decrease to the federal corporate income tax rate, was an indicator of recovery in the U.S. operating segment. As a result, impairment and recovery testing were required and the Company prepared estimates of future cash flows to determine the recoverable amount of the respective assets.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2017:

	2018	2019	2020	2021	2022	2023	2024	2025	2026	2027	2028 (2)
WTI ($US/bbl) (1)	55.00	65.00	70.00	73.00	74.46	75.95	77.47	79.02	80.60	82.21	83.85
Exchange Rate ($US/$Cdn)	0.790	0.820	0.850	0.850	0.850	0.850	0.850	0.850	0.850	0.850	0.850
WTI ($Cdn/bbl)	69.62	79.27	82.35	85.88	87.60	89.35	91.14	92.96	94.82	96.72	98.65
AECO ($Cdn/MMbtu) (1)	2.85	3.11	3.65	3.80	3.95	4.05	4.15	4.25	4.36	4.46	4.57

(1)	The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.

(2)	Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2028 to the end of the reserve life. Exchange rates are assumed to be constant at 0.850.
At December 31, 2017, the Company determined that the carrying amount of the Southeast Saskatchewan, Southwest Saskatchewan and Southern Alberta CGUs exceeded their fair value less costs of disposal. In addition, the fair value less costs of disposal of the Northern U.S. and Utah CGUs exceeded their carrying amount. The full amount of the impairments and recoveries were attributed to PP&E and, as a result, net impairment losses of $203.6 million were recorded as a component of depletion, depreciation, amortization and impairment expense.
The following table summarizes the impairment and recovery for the year ended December 31, 2017 by CGU:

CGU ($ millions, except %)	Operating segment	Fair value less costs of disposal	Discount rate	(Impairment) / Recovery	(Impairment) / Recovery, net of tax
Southeast Saskatchewan (1)	Canada	6,946.2	10.25%	(281.7)	(206.1)
Southwest Saskatchewan (1)	Canada	2,412.6	10.25%	(164.1)	(120.0)
Southern Alberta (1)	Canada	1,217.9	11.00%	(109.6)	(80.2)
Northern U.S. (2)	U.S.	976.5	10.50%	87.9	54.6
Utah (2)	U.S.	1,482.4	10.25%	263.9	164.0
Total impairment (3)				(203.6)	(187.7)

(1)
At September 30, 2017, the carrying amount of the Southeast Saskatchewan, Southwest Saskatchewan and Southern Alberta CGUs exceeded their fair value less costs of disposal and impairments were recorded as a component of depletion, depreciation, amortization and impairment expense.

(2)
At September 30, 2017 the fair value less costs of disposal of the Northern U.S. and Utah CGUs exceeded their carrying amount and recoveries were recorded as a component of depletion, depreciation, amortization and impairment expense.

(3)
At December 31, 2017, accumulated after tax impairment losses, net of depletion had no impairment loss been recognized in prior periods for the Canada and U.S. operating segments were $1.74 billion and $144.2 million, respectively.

The impairments in the Southeast Saskatchewan, Southwest Saskatchewan and Southern Alberta CGUs were largely a result of the decrease in near-term forecast benchmark commodity prices and the increase in discount rate reflecting the Company's higher weighted average cost of capital at December 31, 2017 compared to December 31, 2016, partially offset by the positive impact of technical and development reserve additions. The recoveries in the Northern U.S. and Utah CGUs were largely a result of the positive impact of technical and development reserve additions and the positive impact of the changes to U.S. tax legislation, partially offset by the decrease in near-term forecast benchmark commodity prices and the increase in discount rate at December 31, 2017 compared to December 31, 2016.
2016 Impairment and recovery
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at December 31, 2016:

	2017	2018	2019	2020	2021	2022	2023	2024	2025	2026	2027 (2)
WTI ($US/bbl) (1)	55.00	65.00	70.00	71.40	72.83	74.28	75.77	77.29	78.83	80.41	82.02
Exchange Rate ($US/$Cdn)	0.780	0.820	0.850	0.850	0.850	0.850	0.850	0.850	0.850	0.850	0.850
WTI ($Cdn/bbl)	70.51	79.27	82.35	84.00	85.68	87.39	89.14	90.93	92.74	94.60	96.49
AECO ($Cdn/MMbtu) (1)	3.44	3.27	3.22	3.91	4.00	4.10	4.19	4.29	4.40	4.50	4.61

(1)	The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.

(2)	Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2027 to the end of the reserve life. Exchange rates are assumed to be constant at 0.850.
At December 31, 2016, the Company determined that the carrying amount of the Southeast Saskatchewan and Southwest Saskatchewan CGUs exceeded their fair value less costs of disposal. In addition, the fair value less costs of disposal of the Northern Alberta, Southern Alberta, Northern U.S. and Utah CGUs exceeded their carrying amount. The full amount of the impairments and recoveries were attributed to PP&E and, as a result, net impairment losses of $611.4 million were recorded as a component of depletion, depreciation, amortization and impairment expense.
The following table summarizes the impairment and recovery for the year ended December 31, 2016 by CGU:

CGU ($ millions, except %)	Operating segment	Fair value less costs of disposal	Discount rate	(Impairment) / Recovery	(Impairment) / Recovery, net of tax
Southeast Saskatchewan	Canada	7,321.2	9.75%	(375.1)	(273.8)
Southwest Saskatchewan	Canada	2,498.7	9.75%	(355.2)	(259.3)
Northern Alberta	Canada	48.1	10.25%	10.3	7.5
Southern Alberta	Canada	1,339.1	10.25%	9.8	7.2
Northern U.S.	U.S.	622.6	10.00%	56.6	35.2
Utah	U.S.	938.9	9.75%	42.2	26.2
Total impairment (1)				(611.4)	(457.0)

(1)
At December 31, 2016, accumulated after tax impairment losses, net of depletion had no impairment loss been recognized in prior periods for the Canada and U.S. operating segments were $1.51 billion and $383.2 million, respectively.

The impairments in the Southeast Saskatchewan and Southwest Saskatchewan CGUs were largely a result of the decrease in forecast benchmark commodity prices at December 31, 2016 compared to December 31, 2015, partially offset by the positive impact of development reserve additions, future development capital cost reductions of 12% and 8%, respectively, and improved capital efficiencies. The recoveries in the Northern Alberta, Southern Alberta, Northern U.S. and Utah CGUs were largely a result of the positive impact of technical and development reserve additions, capital and operating cost reductions and improved capital efficiencies, partially offset by the decrease in forecast benchmark commodity prices at December 31, 2016 compared to December 31, 2015. In the Northern U.S. and Utah CGUs, expected future operating costs decreased by 6% and future development capital costs decreased by 8%, respectively. In the Northern Alberta and Southern Alberta CGUs, future development capital costs decreased by 25% and 12%, respectively, and expected future operating costs decreased by 16%, respectively.
Impairment sensitivities
Changes in any of the key judgments, such as a revision in reserves, changes in forecast benchmark commodity prices, foreign exchange rates, capital or operating costs would impact the recoverable amounts of assets and any recoveries or impairment charges would affect net income. The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2017, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(559.4)	627.7	831.9	(839.6)
Southwest Saskatchewan	(209.6)	235.6	306.0	(305.7)
Southern Alberta	(114.3)	128.1	176.7	(175.8)
Northern U.S.	—	—	—	—
Utah	(103.6)	116.4	174.9	(173.6)
Increase (decrease)	(986.9)	1,107.8	1,489.5	(1,494.7)
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at December 31, 2016, with all other variables held constant:

CGU ($ millions)	Discount Rate		Commodity Prices
	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(605.4)	666.9	666.9	(891.9)
Southwest Saskatchewan	(222.6)	249.6	311.3	(321.7)
Northern Alberta	—	—	—	—
Southern Alberta	(134.0)	150.1	204.6	(209.7)
Northern U.S.	(58.2)	66.8	96.3	(99.8)
Utah	(76.4)	85.8	129.0	(127.9)
Increase (decrease)	(1,096.6)	1,219.2	1,408.1	(1,651.0)